Business Segments	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Business Segments	BUSINESS SEGMENTS
The reportable segments of the MUFG Group are subject to the periodical review by the Executive Committee, which represents the MUFG Group’s chief operating decision maker, to determine the allocation of management resources and assess performance. The MUFG Group has established its business units according to the characteristics of customers and the nature of the underlying business. Each business unit engages in business activities based on comprehensive strategies developed for and aimed at respective targeted customers and businesses. The business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP. The MUFG Group does not use information on the segments’ total assets to allocate its resources and assess performance. Accordingly, business segment information on total assets is not presented. However, in order to ensure more efficient management of resources, and to strengthen controls on profits and losses in each business group, the MUFG Group allocates fixed assets of both MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis to each business unit. Accordingly, such fixed assets allocated to business groups are presented below.
See Note 30 for financial information relating to the MUFG Group’s operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.
The MUFG Group integrated the operations of its consolidated subsidiaries into seven business segments.—Digital Service, Retail & Commercial Banking, Japanese Corporate & Investment Banking, Global Commercial Banking, Asset Management & Investor Services, Global Corporate & Investment Banking, and Global Markets.
The following is a brief explanation of the MUFG Group’s business segments:
Digital Service Business Group—Covers digital-based non-face-to-face businesses servicing “mass-segment” customers, or retail customers and small and medium-sized enterprise customers, of Mitsubishi UFJ NICOS, other consumer finance companies, and MUFG Bank in Japan.
Retail & Commercial Banking Business Group—Covers the domestic retail and commercial banking businesses. This business group mainly offers retail customers (with a strategic focus on high net-worth individuals) and small and medium-sized enterprise customers in Japan an extensive array of commercial banking, trust banking and securities products and services.
Japanese Corporate & Investment Banking Business Group—Covers the large Japanese corporate businesses. This business group offers large Japanese corporations advanced financial solutions designed to respond to their diversified and globalized needs and to contribute to their business and financial strategies through the global network of the MUFG group companies.
Global Commercial Banking Business Group—Covers the retail and commercial banking businesses of Krungsri and Bank Danamon. This business group offers a comprehensive array of financial products and services such as loans, deposits, fund transfers, investments and asset management services for local retail, small and medium-sized enterprise, and corporate customers across the Asia-Pacific region.
Asset Management & Investor Services Business Group—Covers the asset management and asset administration businesses of Mitsubishi UFJ Trust and Banking, MUFG Bank and First Sentier Investors. By integrating the trust banking expertise of Mitsubishi UFJ Trust and Banking and the global strengths of MUFG Bank, the business group offers a full range of asset management and administration services for corporations and pension funds, including pension fund management and administration, advice on pension structures, and payments to beneficiaries, and also offers investment trusts for retail customers.
Global Corporate & Investment Banking Business Group—Covers the global corporate, investment and transaction banking businesses of MUFG Bank and Mitsubishi UFJ Securities Holdings. Through a global network of offices and branches, this business group provides large non-Japanese corporate and financial institution customers outside Japan with a comprehensive set of solutions that meet their increasingly diverse and sophisticated financing needs.
Global Markets Business Group—Covers the customer business and the treasury operations of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings. The customer business includes sales and trading in fixed income instruments, currencies, equities and other investment products as well as origination and distribution of financial products. The treasury operations include asset and liability management as well as global investments for the MUFG Group.
Other—Consists mainly of the corporate centers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Morgan Stanley Securities. The elimination of duplicated amounts of net revenues among business segments is also reflected in Other.
The MUFG Group made modifications to its internal management accounting rules and practices, effective April 1, 2023, including reallocation of indirect expenses to the Retail & Commercial Banking Business Group from the Digital Service Business Group as well as updates to internal booking rules relating to net revenue in the customer business groups. Corresponding adjustments were booked in Other. There was no impact of these modifications on the Global Commercial Banking Business Group and the Asset Management & Investor Services Business Group.
These changes had the following impact on its previously reported business segment information for the fiscal year ended March 31, 2023:
•increasing the operating profits of the Digital Service Business Group and the Global Corporate & Investment Banking Business Group by ¥6.3 billion and ¥1.8 billion, respectively, and
•reducing the operating profits of the Japanese Corporate & Investment Banking Business Group, the Global Markets Business Group and the Retail & Commercial Banking Business Group by ¥4.4 billion, ¥2.0 billion and ¥1.7 billion, respectively.
Prior period business segment information has been restated to enable comparison between the relevant amounts for the fiscal years ended March 31, 2022, 2023 and 2024.

	Customer Business							Global Markets Business Group	Other	Total
	Digital Service Business Group	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total
		(in billions)
Fiscal year ended March 31, 2022:
Net revenue:	¥741.6	¥584.6	¥623.2	¥771.7	¥348.9	¥540.1	¥3,610.1	¥427.0	¥11.3	¥4,048.4
BK and TB(1):	257.2	390.3	496.8	1.9	106.3	362.2	1,614.7	203.4	53.2	1,871.3
Net interest income	218.0	160.8	210.7	2.1	9.3	171.6	772.5	231.5	148.6	1,152.6
Net fees	36.0	203.0	212.7	—	97.0	174.0	722.7	(8.7)	(57.4)	656.6
Other	3.2	26.5	73.4	(0.2)	—	16.6	119.5	(19.4)	(38.0)	62.1
Other than BK and TB	484.4	194.3	126.4	769.8	242.6	177.9	1,995.4	223.6	(41.9)	2,177.1
Operating expenses	558.9	490.9	320.9	528.0	241.4	295.3	2,435.4	253.0	127.6	2,816.0
Operating profit (loss)	¥182.7	¥93.7	¥302.3	¥243.7	¥107.5	¥244.8	¥1,174.7	¥174.0	¥(116.3)	¥1,232.4
Fixed assets(2)	¥140.6	¥191.7	¥155.8	¥1.0	¥13.3	¥133.0	¥635.4	¥108.4	¥550.3	¥1,294.1
Fiscal year ended March 31, 2023:
Net revenue:	¥748.1	¥614.5	¥800.9	¥870.6	¥360.8	¥712.6	¥4,107.5	¥409.1	¥(0.8)	¥4,515.8
BK and TB(1):	251.9	430.1	645.5	35.1	105.4	532.3	2,000.3	130.8	19.5	2,150.6
Net interest income	214.1	192.4	342.5	35.7	9.4	260.2	1,054.3	710.6	89.7	1,854.6
Net fees	34.9	199.0	228.3	—	96.0	243.2	801.4	(16.6)	(48.3)	736.5
Other	2.9	38.7	74.7	(0.6)	—	28.9	144.6	(563.2)	(21.9)	(440.5)
Other than BK and TB	496.2	184.4	155.4	835.5	255.4	180.3	2,107.2	278.3	(20.3)	2,365.2
Operating expenses	527.4	458.9	330.7	580.3	255.7	334.8	2,487.8	274.0	176.4	2,938.2
Operating profit (loss)	¥220.7	¥155.6	¥470.2	¥290.3	¥105.1	¥377.8	¥1,619.7	¥135.1	¥(177.2)	¥1,577.6
Fixed assets(2)	¥156.9	¥201.9	¥161.2	¥1.1	¥18.8	¥171.2	¥711.2	¥110.6	¥546.3	¥1,368.1
Increase in fixed assets(3)	¥37.0	¥41.9	¥37.1	¥0.6	¥11.6	¥23.4	¥151.5	¥23.2	¥34.2	¥208.9
Depreciation(3)	¥10.6	¥21.1	¥36.6	¥0.2	¥6.0	¥35.2	¥109.8	¥28.3	¥19.5	¥157.6
Fiscal year ended March 31, 2024:
Net revenue:	¥782.5	¥709.4	¥1,013.7	¥685.0	¥432.3	¥863.1	¥4,486.0	¥323.4	¥(37.6)	¥4,771.8
BK and TB(1):	253.1	492.5	829.5	29.3	118.6	781.0	2,504.0	21.8	40.2	2,566.0
Net interest income	213.0	232.7	501.1	29.3	14.7	413.8	1,404.6	113.2	99.1	1,616.9
Net fees	37.7	213.0	233.5	—	103.8	328.8	916.8	(15.0)	(16.4)	885.4
Other	2.4	46.8	94.9	—	0.1	38.4	182.6	(76.4)	(42.5)	63.7
Other than BK and TB	529.4	216.9	184.2	655.7	313.7	82.1	1,982.0	301.6	(77.8)	2,205.8
Operating expenses	536.6	464.0	343.9	382.9	307.3	361.4	2,396.1	300.0	232.8	2,928.9
Operating profit (loss)	¥245.9	¥245.4	¥669.8	¥302.1	¥125.0	¥501.7	¥2,089.9	¥23.4	¥(270.4)	¥1,842.9
Fixed assets(2)	¥186.8	¥228.6	¥169.2	¥1.6	¥21.2	¥170.9	¥778.3	¥114.3	¥502.3	¥1,394.9
Increase in fixed assets(3)	¥38.6	¥47.1	¥46.1	¥0.4	¥11.5	¥32.5	¥176.2	¥28.2	¥29.3	¥233.7
Depreciation(3)	¥14.7	¥24.6	¥42.1	¥0.2	¥9.1	¥42.1	¥132.8	¥32.5	¥16.3	¥181.6

Notes:
(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis (BK) and Mitsubishi UFJ Trust and Banking on a stand-alone basis (TB).
(2)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and the amounts correspond to premises and equipment-net, intangible assets-net and goodwill of BK and TB. Fixed assets of MUFG and other consolidated subsidiaries and Japanese GAAP consolidation adjustments amounting to ¥1,286.1 billion as of March 31, 2022, ¥1,210.2 billion as of March 31, 2023 and
¥1,505.4 billion as of March 31, 2024, respectively, are not allocated to each business segment when determining the allocation of management resources and assessing performance and, therefore, such amounts are not included in the table above.
(3)These amounts are related to the fixed assets of BK and TB included in the table above.
Reconciliation
As set forth above, the measurement basis and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of operations. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying consolidated statements of operations.
A reconciliation of operating profit and fixed assets under the internal management reporting system for the fiscal years ended March 31, 2022, 2023 and 2024 above to income before income tax expense shown in the accompanying consolidated statements of operations and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:

	2022	2023 (Restated)	2024
	(in billions)
Operating profit:	¥1,232	¥1,578	¥1,843
Provision for credit losses	(278)	(8)	(238)
Trading account losses—net	(1,174)	(1,385)	(1,067)
Equity investment securities gains (losses)—net	(109)	(139)	1,449
Debt investment securities gains—net	139	517	297
Foreign exchange losses—net	(9)	(33)	(427)
Equity in earnings of equity method investees—net	437	398	464
Impairment of goodwill	—	(34)	—
Impairment of intangible assets	(33)	(5)	(15)
Provision for off-balance sheet credit instruments	(46)	(21)	(33)
Reversal of impairment (impairment) of assets held for sale	(134)	134	—
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank	(3)	(283)	—
Gain on sale of MUFG Union Bank	—	349	—
Loss on pension buyout	—	(84)	—
Other—net	(81)	(536)	(390)
Income (loss) before income tax expense (benefit)	¥(59)	¥448	¥1,883
Fixed assets:	¥1,294	¥1,368	¥1,395
U.S. GAAP adjustments and other	974	964	1,267
Premises and equipment-net, Intangible assets-net and Goodwill	¥2,268	¥2,332	¥2,662